Provisions (Details 2) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	$ 349,322	$ 134,804
Legal proceedings contingent liability tax [member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	134,637	156,779
Legal proceedings contingent liability labor [member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	41,454	36,215
Legal proceedings contingent liability environmental [member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	16,946	14,618
Legal proceedings contingent liability civil [member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	112,541	97,027
Legal proceedings contingent liability [member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	305,578	$ 304,639
Value added tax on sales of certain energy contracts [member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	20,439
Credits to purchases of property plant and equipment [member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	$ 7,046